CONCENTRATIONS	6 Months Ended
Jun. 30, 2022
CONCENTRATIONS
CONCENTRATIONS

NOTE 10 — CONCENTRATIONS

For the six months ended June 30, 2022, two customers accounted for approximately 50.0% and 32.3% of the Company’s total revenue, respectively. For the six months ended June 30, 2021, two customers accounted for approximately 41.5% and 40.7% of the Company’s total revenue, respectively.

As of June 30, 2022, two customers accounted for 72.5% and 25.1% of the total outstanding accounts and contract assets balance, respectively. As of December 31, 2021, two customers accounted for 79.6% and 17.7% of the total outstanding accounts and contract assets balance, respectively.